Property, Plant, and Equipment, net - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Depreciation	$ 901	$ 889	$ 1,025
Cost of Sales
Property, Plant and Equipment [Line Items]
Depreciation	311	188	199
Selling and Marketing Expense
Property, Plant and Equipment [Line Items]
Depreciation	244
Research and Development Expense
Property, Plant and Equipment [Line Items]
Depreciation	199
General and Administrative Expense
Property, Plant and Equipment [Line Items]
Depreciation	$ 147	$ 701	$ 826